Capital Stock (Details)	12 Months Ended				97 Months Ended	12 Months Ended							12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Stock Options [Member] USD ($)	Jun. 30, 2011 Stock Options [Member] USD ($)	Jun. 30, 2010 Stock Options [Member] USD ($)	Jun. 30, 2009 Stock Options [Member] USD ($)	Dec. 02, 2011 Stock Options [Member]	Feb. 24, 2009 Stock Options [Member]	Aug. 23, 2007 Stock Options [Member]	Jun. 30, 2012 Non-Vested Stock Options [Member] USD ($)	Jun. 30, 2011 Non-Vested Stock Options [Member] USD ($)	Jun. 30, 2010 Non-Vested Stock Options [Member] USD ($)	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Warrant [Member] USD ($)		Jun. 30, 2012 Warrant [Member] CAD		Jun. 30, 2011 Warrant [Member]
Capital Stock [Abstract]
Authorized capital stock (in shares)	200,000,000	200,000,000			200,000,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common stock issued (in shares)	147,412,603	136,249,512			147,412,603
Common shares outstanding (in shares)	147,412,603	136,249,512			147,412,603
Summary of common stock issued [Abstract]
Financing (in shares)	10,417,776	19,395	18,400,000
For acquisition of companies (in shares)	0	22,007,453	0
Acquisition of mineral properties (in shares)	400,000	0	300,000
For exercise of warrants and options (in shares)	345,315	4,153,085	8,351,360
Common stock issued (in shares)	11,163,091	26,179,933	27,051,360		11,163,091
Number of common shares issued under private placement	10,417,776				10,417,776
Gross proceeds received from private offering	$ 21,356,442
Private offering stock price (in dollars per share)	$ 2.05				$ 2.05
Stock issuance costs	1,010,270
Net proceeds received from private offering	20,346,173
Percentage of net smelter royalty on the portion of claims not subject to other royalties (in hundredths)	1.50%
Percentage of net smelter royalty on the portion already royalty held by third party (in hundredths)	0.50%
Percentage of royalty held by third party (in hundredths)	2.00%
Common stock issued, options exercises in period (in shares)	345,315					355,000	2,423,255
Cash received from exercise of stock options	287,425
Option exercise price range, lower range limit (in dollars per share)	$ 0.65
Option exercise price range, upper range limit (in dollars per share)	$ 1.55
Class of Warrant or Right [Line Items]
Warrant, exercise price (in dollars per share)																		$ 1.03	[1]	1.05	[1]
Number of warrants (in shares)																		7,700,000	[1]	7,700,000	[1]
Number of warrants, outstanding and exercisable (in shares)																		7,700,000		7,700,000
Class of warrants, remaining contractual life (in years)																		8 months 19 days	[1]	8 months 19 days	[1]
Risk free interest rate (in hundredths)	0.23%																	0.19%		0.19%		0.19%
Expected life of warrants (in years)																		8 months 19 days		8 months 19 days		1 year
Expected stock price volatility (in hundredths)	70.10%																	66.00%		66.00%		72.00%
Expected dividend yield (in hundredths)	0.00%																	0.00%		0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional common share for issuance (in shares)										4,000,000	3,000,000	4,000,000
Exercise price of outstanding stock option (in dollars per share)									$ 0.65
Fair value assumptions and methodology [Abstract]
Risk free interest rate (in hundredths)						0.22%	0.43%
Expected dividend yield (in hundredths)						0.00%	0.00%
Expected stock price volatility (in hundredths)						77.00%	74.00%
Expected life of options (in years)						3 years 4 months 24 days	1 year 9 months 18 days									1 year	1 day
Number of shares
Beginning balance (in shares)						2,161,120	2,785,000
Issued (in shares)						1,693,500	1,999,375
Cancelled / Expired (in shares)						(370,500)	(200,000)
Exercised (in shares)	(345,315)					(355,000)	(2,423,255)
Ending balance (in shares)						3,129,120	2,161,120	2,785,000
Exercisable (in shares)						2,424,121
Weighted Avg. Exercise Price
Beginning balance (in dollars per share)						$ 1.74	$ 0.91
Issued (in dollars per share)						$ 2.50	$ 2.09
Cancelled / Expired (in dollars per share)						$ 2.64	$ 1.75
Exercised (in dollars per share)						$ 0.83	$ 1.08
Ending balance (in dollars per share)						$ 2.16	$ 1.74	$ 0.91
Exercisable (in dollars per share)						$ 2.00
Weighted-Average Remaining Contractual Term
Beginning balance						2 years 4 months 28 days	2 years 29 days	2 years 4 months 24 days
Ending balance						2 years 4 months 28 days	2 years 29 days	2 years 4 months 24 days
Exercisable						1 year 11 months 19 days
Aggregate Intrinsic Value
Beginning balance						3,280,911	1,261,750
Exercised	418,663			3,311,224
Ending balance						1,166,543	3,280,911	1,261,750
Exercisable						1,166,543
Number of non vested options outstanding (in shares)													704,999
Service term, minimum (in years)													1 year
Service term, maximum (in years)													4 years
Unrecognized compensation costs related to non-vested stock options						479,600
Recognition of unrecognized compensation costs related to non-vested stock options (in years)													1 year 4 months 24 days
Non-vested - Number of shares [Roll Forward]
Non-vested, beginning (in shares)													229,999	831,252
Issued (in shares)													1,693,500	1,999,375
Vested (in shares)													(1,168,500)	(2,550,628)
Forfeited (in shares)													(50,000)	(50,000)
Non-vested, ending (in shares)													704,999	229,999	831,252
Weighted Average Grant-Date Fair Value [Roll Forward]
Non-vested, beginning (in dollars per share)													$ 2.12	$ 0.79
Issued (in dollars per share)													$ 1.23	$ 0.85
Vested (in dollars per share)													$ 1.03	$ 0.71
Forfeited (in dollars per share)													$ 1.29	$ 1.15
Non-vested, ending (in dollars per share)													$ 1.84	$ 2.12	$ 0.79
Stock based compensation	$ 1,918,724	$ 1,200,875	$ 309,840		$ 19,577,123								$ 1,918,724	$ 1,200,875	$ 309,840

[1]	Strike price of warrant contract in Canadian dollars. At June 30, 2012 $1.00 USD = $0.98 CAD.